Income taxes - Rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income before income taxes	$ 23,713	$ 4,846
Statutory tax rate	26.50%	26.50%
Tax at statutory rate	$ 6,284	$ 1,284
Foreign tax rate differential	(352)	4
Effect of permanent differences	(3,218)	(1,906)
Foreign exchange	1,492	(652)
Change in unrecognized deferred tax asset	(7,229)	3,276
Income tax (recovery) expense	$ (3,023)	$ 2,006